 KPMG LLP
Suite 1050
833 East Michigan Street
Milwaukee, WI 53202-5337

 Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company
and
The Contract Owners
Sentry Variable Life Account I:

We have audited the accompanying statement of assets and liabilities of Sentry Variable Life Account I (comprised of the sub-accounts listed in the statement of assets and liabilities, collectively, the Accounts), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sentry Variable Life Account I as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP

Milwaukee, Wisconsin
February 24, 2017

 KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity. KPMG LLP Suite 1050 833 East Michigan Street Milwaukee, WI 53202-5337

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

Assets:

Investments at fair value:

Janus Aspen Series:
Aspen Janus Portfolio, 5,269 shares (cost $154,657)	$152,439
Aspen Enterprise Portfolio, 60,815 shares (cost $2,908,592)	3,604,487
Aspen Forty Portfolio, 7,134 shares (cost $266,499)	229,650
* Aspen Global Research Portfolio, 470 shares (cost $18,268)	19,095
Aspen Balanced Portfolio, 9,083 shares (cost $260,493)	275,403

T. Rowe Price Fixed Income Series, Inc.:
** Government Money Portfolio, 62,713 shares (cost $62,713)	62,713
Limited Term Bond Portfolio, 17,539 shares (cost $86,142)	84,888

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 7,723 shares (cost $180,963)	218,882
Personal Strategy Balanced Portfolio, 73,447 shares (cost $1,383,227)	1,407,978

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 1,012 shares (cost $14,837)	14,440

Total Assets	$6,069,975
Total Liabilities	-

Net Assets	$6,069,975

See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio
**Formerly T Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2016

	Janus Aspen	Janus Aspen	Janus Aspen
	Janus	Enterprise	Forty

Investment Income:
Dividends	$802	$5,053	$-

Expenses:
Mortality and expense risk charges	1,600	36,257	2,418

Net investment income (loss)	(798)	(31,204)	(2,418)

Realized gains (losses) on investments:
Realized net investment gain (loss)	8,423	257,200	(1,430)

Capital gain distributions received	8,959	270,973	30,402

Realized gain (loss) on investments and
capital gain distributions, net	17,382	528,173	28,972

Unrealized appreciation (depreciation), net	(18,118)	(130,433)	(25,481)

Net increase (decrease) in net assets from operations	$(1,534)	$366,536	$1,073

	For the Year Ended December 31, 2016
	Janus Aspen
	Global	Janus Aspen
	Research*	Balanced

Investment Income:
Dividends	$160	$5,843

Expenses:
Mortality and expense risk charges	169	2,698

Net investment income (loss)	(9)	3,145

Realized gains (losses) on investments:
Realized net investment gain (loss)	1,468	516

Capital gain distributions received	-	3,745

Realized gain (loss) on investments and
capital gain distributions, net	1,468	4,261

Unrealized appreciation (depreciation), net	(1,183)	2,176

Net increase (decrease) in net assets from operations	$276	$9,582

See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2016
	T. Rowe Price	T. Rowe Price
	Government	Limited Term	T. Rowe Price
	Money**	Bond	Equity Income

Investment Income:
Dividends	$-	$1,115	$4,629

Expenses:
Mortality and expense risk charges	655	860	2,093

Net investment income (loss)	(655)	255	2,536

Realized gains (losses) on investments:
Realized net investment gain (loss)	-	(312)	17,339

Capital gain distributions received	-	-	20,248

Realized gain (loss) on investments and
capital gain distributions, net	-	(312)	37,587

Unrealized appreciation (depreciation), net	-	242	(7,051)

Net increase (decrease) in net assets from operations	$(655)	$185	$33,072

	For the Year Ended December 31, 2016
	T. Rowe Price
	Personal	T. Rowe Price
	Strategy	International
	Balanced	Stock

Investment Income:
Dividends	$23,678	$155

Expenses:
Mortality and expense risk charges	14,994	149

Net investment income (loss)	8,684	6

Realized gains (losses) on investments:
Realized net investment gain (loss)	53,965	84

Capital gain distributions received	31,420	532

Realized gain (loss) on investments and
capital gain distributions, net	85,385	616

Unrealized appreciation (depreciation), net	(18,076)	(501)

Net increase (decrease) in net assets from operations	$75,993	$121

See accompanying notes to financial statements

**Formerly T Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31

	Janus Aspen		Janus Aspen		Janus Aspen
	Janus		Enterprise		Forty
	2016	2015	2016	2015	2016	2015

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(798)	$(725)	$(31,204)	$(14,614)	$(2,418)	$(2,779)

Realized gains (losses) on investments	17,382	57,444	528,173	702,779	28,972	63,641

Unrealized appreciation (depreciation), net	(18,118)	(47,990)	(130,433)	(579,702)	(25,481)	(32,634)

Net increase (decrease) in net assets from operations	(1,534)	8,729	366,536	108,463	1,073	28,228

Contract transactions:
Purchase payments	9,585	10,522	170,397	178,076	8,678	8,067

Transfers between subaccounts, net	3,026	-	(32,584)	(897)	(10,079)	-

Withdrawals and surrenders	(22,656)	(38,359)	(142,634)	(277,203)	(11,899)	(28,762)

Monthly deductions	(6,514)	(6,805)	(200,510)	(208,554)	(12,385)	(12,913)

Policy loans	1,888	339	48,679	76,110	1,327	116

Net increase (decrease) in net assets
derived from contract transactions	(14,671)	(34,303)	(156,652)	(232,468)	(24,358)	(33,492)

Total increase (decrease) in net assets	(16,205)	(25,574)	209,884	(124,005)	(23,285)	(5,264)

Net assets at beginning of year	168,644	194,218	3,394,603	3,518,608	252,935	258,199

Net assets at end of year	$152,439	$168,644	$3,604,487	$3,394,603	$229,650	$252,935

	For the Years Ended December 31
	Janus Aspen
	Global		Janus Aspen
	Research*		Balanced
	2016	2015	2016	2015

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9)	$(67)	$3,145	$1,484

Realized gains (losses) on investments	1,468	1,015	4,261	24,053

Unrealized appreciation (depreciation), net	(1,183)	(1,507)	2,176	(26,162)

Net increase (decrease) in net assets from operations	276	(559)	9,582	(625)

Contract transactions:
Purchase payments	2,688	2,893	14,777	13,772

Transfers between subaccounts, net	4,916	314	19,041	1,525

Withdrawals and surrenders	(2,862)	(1,621)	(1,830)	(71,743)

Monthly deductions	(1,464)	(1,425)	(12,538)	(10,750)

Policy loans	46	(82)	45	191

Net increase (decrease) in net assets
derived from contract transactions	3,324	79	19,495	(67,005)

Total increase (decrease) in net assets	3,600	(480)	29,077	(67,630)

Net assets at beginning of year	15,495	15,975	246,326	313,956

Net assets at end of year	$19,095	$15,495	$275,403	$246,326

See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31
			T. Rowe Price
	T. Rowe Price		Limited Term		T. Rowe Price
	Government Money**		Bond		Equity Income
	2016	2015	2016	2015	2016	2015

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(655)	$(608)	$255	$59	$2,536	$1,716

Realized gains (losses) on investments	-	5	(312)	(139)	37,587	12,839

Unrealized appreciation (depreciation), net	-	-	242	(452)	(7,051)	(32,274)

Net increase (decrease) in net assets from operations	(655)	(603)	185	(532)	33,072	(17,719)

Contract transactions:
Purchase payments	2,549	8,175	5,561	5,822	10,511	10,079

Transfers between subaccounts, net	15,358	(279)	15,719	-	(3,654)	314

Withdrawals and surrenders	-	(2,792)	(4,280)	-	(20,264)	(8,493)

Monthly deductions	(9,363)	(10,481)	(6,109)	(5,414)	(7,429)	(7,433)

Policy loans	1,564	332	2,425	1,724	(701)	272

Net increase (decrease) in net assets
derived from contract transactions	10,108	(5,045)	13,316	2,132	(21,537)	(5,261)

Total increase (decrease) in net assets	9,453	(5,648)	13,501	1,600	11,535	(22,980)

Net assets at beginning of year	53,260	58,908	71,387	69,787	207,347	230,327

Net assets at end of year	$62,713	$53,260	$84,888	$71,387	$218,882	$207,347

	For the Years Ended December 31
	T. Rowe Price		T. Rowe Price
	Personal Strategy		International
	Balaned		Stock
	2016	2015	2016	2015

Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,684	$10,319	$6	$(15)

Realized gains (losses) on investments	85,385	139,700	616	567

Unrealized appreciation (depreciation), net	(18,076)	(162,897)	(501)	(810)

Net increase (decrease) in net assets from operations	75,993	(12,878)	121	(258)

Contract transactions:
Purchase payments	60,294	59,093	793	795

Transfers between subaccounts, net	(11,743)	279	-	(1,256)

Withdrawals and surrenders	(144,091)	(111,684)	-	18

Monthly deductions	(81,873)	(83,678)	(762)	(908)

Policy loans	43,416	(361)	(98)	63

Net increase (decrease) in net assets
derived from contract transactions	(133,997)	(136,351)	(67)	(1,288)

Total increase (decrease) in net assets	(58,004)	(149,229)	54	(1,546)

Net assets at beginning of year	1,465,982	1,615,211	14,386	15,932

Net assets at end of year	$1,407,978	$1,465,982	$14,440	$14,386

See accompanying notes to financial statements

**Formerly T Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2016 and 2015

1.	Organization

The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Life Account is an accounting entity wherein all segregated account transactions are reflected.

The Variable Life Account was established by the Company on February 12, 1985 in support of the variable life insurance contracts, and commenced operations on January 13, 1987.  The Company discontinued new sales of the variable life insurance contracts on October 13, 2003.  Management of the Company has determined that there is no justification for substantial doubt regarding the entity's ability to continue as a going concern.

The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports is included in the Variable Life Account's Annual Report.

The Variable (Life) Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2016. The Funds value their investment securities at fair value.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

Policy Loans

Variable life insurance contract owners (policyholders) may obtain loans from the Company.  The maximum loan amount is 90% of the policyholders' contract cash value minus any applicable surrender charge.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

Subsequent Events

In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2016 through February 24, 2017, the date the financial statements were issued.  No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

3.	Purchases and Sales of Securities

	In 2016, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
	Janus Aspen Janus Portfolio	$24,400	$30,910
	Janus Aspen Enterprise Portfolio	501,952	418,835
	Janus Aspen Forty Portfolio	40,534	36,909
*	Janus Aspen Global Research Portfolio	9,035	5,719
	Janus Aspen Balanced Portfolio	43,468	17,083
**	T. Rowe Price Government Money Portfolio	22,030	12,576
	T. Rowe Price Limited Term Bond Portfolio	27,016	13,444
	T. Rowe Price Equity Income Portfolio	38,839	37,593
	T. Rowe Price Personal Strategy Balanced Portfolio	163,516	257,407
	T. Rowe Price International Stock Portfolio	1,752	1,281
	Total	$872,542	$831,757

	In 2015, purchases and proceeds on sales of the Funds' shares were as follows:
			Proceeds
		Purchases	on Sales
	Janus Aspen Janus Portfolio	$48,472	$47,278
	Janus Aspen Enterprise Portfolio	657,602	530,005
	Janus Aspen Forty Portfolio	63,329	44,579
*	Janus Aspen Global Research Portfolio	3,318	3,305
	Janus Aspen Balanced Portfolio	30,186	85,642
	T. Rowe Price Prime Reserve Portfolio	8,558	14,206
	T. Rowe Price Limited Term Bond Portfolio	8,541	6,351
	T. Rowe Price Equity Income Portfolio	19,473	18,364
	T. Rowe Price Personal Strategy Balanced Portfolio	194,211	214,658
	T. Rowe Price International Stock Portfolio	1,492	2,508
	Total	$1,035,182	$966,896

*	Formerly Janus Aspen Worldwide Growth Portfolio
**	Formerly T Rowe Price Prime Reserve Portfolio

4.	Expenses and Related Party Transactions

A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (0.90% mortality and expense risk and 0.15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract.

At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee, which is reported through monthly deductions on the Statement of Changes in Net Assets, reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

The Company deducts a front-end sales expense charge of 5.0% from each premium payment.  A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy.  The full surrender charge, which is reported through withdrawals and surrenders on the Statement of Changes in Net Assets, will be reduced during the first 9 contract years until it reaches zero in the 10th contract year.

The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 3.0% are imposed by certain states.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally  from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

		Level 1	Level 2	Level 3	Total
	Variable Account Investments	-	$ 6,069,975	-	$ 6,069,975

The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

6.		Changes in Units Outstanding

		The changes in units outstanding for the year ended December 31, 2016 were as follows:

			Units	Units	Net Increase
			Issued	Redeemed	(Decrease)
		Janus Aspen Janus Portfolio	1,283	2,608	(1,325)
		Janus Aspen Enterprise Portfolio	3,630	6,229	(2,599)
		Janus Aspen Forty Portfolio	593	2,075	(1,482)
	*	Janus Aspen Global Research Portfolio	1,048	657	391
		Janus Aspen Balanced Portfolio	1,624	686	938
	**	T. Rowe Price Government Money Portfolio	1,178	639	539
		T. Rowe Price Limited Term Bond Portfolio	945	458	487
		T. Rowe Price Equity Income Portfolio	600	1,585	(985)
		T. Rowe Price Personal Strategy Balanced Portfolio	1,608	3,589	(1,981)
		T. Rowe Price International Stock Portfolio	92	101	(9)

		The changes in units outstanding for the year ended December 31, 2015 were as follows:

			Units	Units	Net Increase
			Issued	Redeemed	(Decrease)
		Janus Aspen Janus Portfolio	949	3,863	(2,914)
		Janus Aspen Enterprise Portfolio	4,343	8,202	(3,859)
		Janus Aspen Forty Portfolio	490	2,428	(1,938)
	*	Janus Aspen Global Research Portfolio	351	345	6
		Janus Aspen Balanced Portfolio	736	3,886	(3,150)
		T. Rowe Price Prime Reserve Portfolio	453	721	(268)
		T. Rowe Price Limited Term Bond Portfolio	281	204	77
		T. Rowe Price Equity Income Portfolio	474	697	(223)
		T. Rowe Price Personal Strategy Balanced Portfolio	931	2,944	(2,013)
		T. Rowe Price International Stock Portfolio	93	203	(110)

	*	Formerly Janus Aspen Worldwide Growth Portfolio
	**	Formerly T Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

7.	Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2016 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	13,210	$11.54	$152	1.05%	0.53%	(0.55)%
	Janus Aspen Enterprise Portfolio	54,996	65.54	3,604	1.05	0.15	11.20
	Janus Aspen Forty Portfolio	13,017	17.64	230	1.05	-	1.13
*	Janus Aspen Global Research Portfolio	2,166	8.82	19	1.05	0.99	1.00
	Janus Aspen Balanced Portfolio	12,645	21.78	275	1.05	2.27	3.51
**	T. Rowe Price Government Money Portfolio	3,377	18.57	63	1.05	-	(1.05)
	T. Rowe Price Limited Term Bond Portfolio	3,104	27.35	85	1.05	1.35	0.28
	T. Rowe Price Equity Income Portfolio	8,401	26.05	219	1.05	2.31	17.94
	T. Rowe Price Personal Strategy Balanced Portfolio	20,450	68.85	1,408	1.05	1.66	5.35
	T. Rowe Price International Stock Portfolio	1,273	11.35	14	1.05	1.08	1.07

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2015 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	14,535	$11.60	$169	1.05%	0.67%	4.24%
	Janus Aspen Enterprise Portfolio	57,595	58.94	3,395	1.05	0.64	2.94
	Janus Aspen Forty Portfolio	14,499	17.44	253	1.05	-	11.05
*	Janus Aspen Global Research Portfolio	1,775	8.73	15	1.05	0.66	(3.31)
	Janus Aspen Balanced Portfolio	11,707	21.04	246	1.05	1.58	(0.43)
	T. Rowe Price Prime Reserve Portfolio	2,838	18.77	53	1.05	-	(1.04)
	T. Rowe Price Limited Term Bond Portfolio	2,617	27.27	71	1.05	1.13	(0.74)
	T. Rowe Price Equity Income Portfolio	9,386	22.09	207	1.05	1.84	(7.83)
	T. Rowe Price Personal Strategy Balanced Portfolio	22,431	65.35	1,466	1.05	1.73	(1.09)
	T. Rowe Price International Stock Portfolio	1,282	11.23	14	1.05	0.96	(1.94)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

*	Formerly Janus Aspen Worldwide Growth Portfolio
**	Formerly T Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2014 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	17,449	$11.13	$194	1.05%	0.36%	11.82%
	Janus Aspen Enterprise Portfolio	61,454	57.26	3,519	1.05	0.16	11.35
	Janus Aspen Forty Portfolio	16,437	15.71	258	1.05	0.16	7.60
*	Janus Aspen Global Research Portfolio	1,769	9.03	16	1.05	1.05	6.33
	Janus Aspen Balanced Portfolio	14,857	21.13	314	1.05	1.74	7.38
	T. Rowe Price Prime Reserve Portfolio	3,106	18.97	59	1.05	-	(1.05)
	T. Rowe Price Limited Term Bond Portfolio	2,540	27.48	70	1.05	1.26	(0.41)
	T. Rowe Price Equity Income Portfolio	9,609	23.97	230	1.05	1.74	6.26
	T. Rowe Price Personal Strategy Balanced Portfolio	24,444	66.08	1,615	1.05	1.64	4.10
	T. Rowe Price International Stock Portfolio	1,392	11.45	16	1.05	1.06	(2.27)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2013 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	18,836	$9.95	$187	1.05%	0.76%	28.98%
	Janus Aspen Enterprise Portfolio	68,798	51.42	3,537	1.05	0.49	31.00
	Janus Aspen Forty Portfolio	17,130	14.60	250	1.05	0.70	29.86
*	Janus Aspen Global Research Portfolio	2,100	8.49	18	1.05	1.19	27.09
	Janus Aspen Balanced Portfolio	15,156	19.68	298	1.05	1.59	18.91
	T. Rowe Price Prime Reserve Portfolio	3,381	19.17	65	1.05	-	(1.04)
	T. Rowe Price Limited Term Bond Portfolio	2,914	27.59	80	1.05	1.58	(0.92)
	T. Rowe Price Equity Income Portfolio	10,024	22.56	226	1.05	1.56	28.38
	T. Rowe Price Personal Strategy Balanced Portfolio	25,976	63.47	1,649	1.05	1.49	16.70
	T. Rowe Price International Stock Portfolio	1,396	11.71	16	1.05	1.08	12.86

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

*	Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2016 and 2015

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2012 is as follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets #	Assets	Return
	Janus Aspen Janus Portfolio	20,696	$7.72	$160	1.05%	0.55%	17.35
	Janus Aspen Enterprise Portfolio	76,205	39.25	2,991	1.05	-	16.07
	Janus Aspen Forty Portfolio	17,357	11.24	195	1.05	0.80	22.86
	Janus Aspen Worldwide Growth Portfolio	2,680	6.68	18	1.05	0.72	18.83
	Janus Aspen Balanced Portfolio	12,584	16.55	208	1.05	2.87	12.43
	T. Rowe Price Prime Reserve Portfolio	5,567	19.37	108	1.05	-	(1.05)
	T. Rowe Price Limited Term Bond Portfolio	3,986	27.85	111	1.05	2.04	1.39
	T. Rowe Price Equity Income Portfolio	9,448	17.57	166	1.05	2.09	15.93
	T. Rowe Price Personal Strategy Balanced Portfolio	28,870	54.39	1,570	1.05	1.94	13.94
	T. Rowe Price International Stock Portfolio	935	10.38	10	1.05	1.29	17.20

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.